Schedule 1 - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020	Mar. 28, 2019
Common stock, par or stated value per share	$ 0.000005		$ 0.000005	$ 0.00001
Common Stock, shares authorized			10,000,000,000
Common stock, shares, issued			1,203,526,000
Common stock, shares, outstanding	3,942,801,610		1,203,526,000
Series Pre-A convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		241,148,000
Temporary equity, shares issued	0		241,148,000
Temporary equity, shares outstanding	0		241,148,000
Series A convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		334,926,000
Temporary equity, shares issued	0		334,926,000
Temporary equity, shares outstanding	0		334,926,000
Series A+ convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		157,896,000
Temporary equity, shares issued	0		157,896,000
Temporary equity, shares outstanding	0		157,896,000
Series B convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		352,107,646
Temporary equity, shares issued	0		352,107,646
Temporary equity, shares outstanding	0		352,107,646
Series C convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		542,794,072
Temporary equity, shares issued	0		542,794,072
Temporary equity, shares outstanding	0		542,794,072
Series C+ convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		170,632,018
Temporary equity, shares issued	0		170,632,018
Temporary equity, shares outstanding	0		170,632,018
Series C++ convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		120,971,053
Temporary equity, shares issued	0		120,971,053
Temporary equity, shares outstanding	0		120,971,053
Series D convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		517,264,501
Temporary equity, shares issued	0		517,264,501
Temporary equity, shares outstanding	0		517,264,501
Class A ordinary shares [Member]
Common Stock, shares authorized	8,900,000,000
Common stock, shares, issued	3,206,653,701	300,000,000
Common stock, shares, outstanding	3,140,896,631
Class B ordinary shares [Member]
Common Stock, shares authorized	1,000,000,000
Common stock, shares, issued	801,904,979
Common stock, shares, outstanding	801,904,979
Waterdrop Inc. [Member]
Common Stock, shares authorized			10,000,000,000
Common stock, shares, issued			1,203,526,000
Common stock, shares, outstanding			1,203,526,000
Waterdrop Inc. [Member] | Series Pre-A convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		241,148,000
Temporary equity, shares issued	0		241,148,000
Temporary equity, shares outstanding	0		241,148,000
Waterdrop Inc. [Member] | Series A convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		334,926,000
Temporary equity, shares issued	0		334,926,000
Temporary equity, shares outstanding	0		334,926,000
Waterdrop Inc. [Member] | Series A+ convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		157,896,000
Temporary equity, shares issued	0		157,896,000
Temporary equity, shares outstanding	0		157,896,000
Waterdrop Inc. [Member] | Series B convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		352,107,646
Temporary equity, shares issued	0		352,107,646
Temporary equity, shares outstanding	0		352,107,646
Waterdrop Inc. [Member] | Series C convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		542,794,072
Temporary equity, shares issued	0		542,794,072
Temporary equity, shares outstanding	0		542,794,072
Waterdrop Inc. [Member] | Series C+ convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		170,632,018
Temporary equity, shares issued	0		170,632,018
Temporary equity, shares outstanding	0		170,632,018
Waterdrop Inc. [Member] | Series C++ convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		120,971,053
Temporary equity, shares issued	0		120,971,053
Temporary equity, shares outstanding	0		120,971,053
Waterdrop Inc. [Member] | Series D convertible redeemable preferred shares [Member]
Temporary equity, par or stated value per share	$ 0.000005		$ 0.000005
Temporary equity, shares authorized	0		517,264,501
Temporary equity, shares issued	0		517,264,501
Temporary equity, shares outstanding	0		517,264,501
Waterdrop Inc. [Member] | Class A ordinary shares [Member]
Common stock, par or stated value per share	$ 0.000005		$ 0.000005
Common Stock, shares authorized	8,900,000,000
Common stock, shares, issued	3,206,653,701
Common stock, shares, outstanding	3,140,896,631
Waterdrop Inc. [Member] | Class B ordinary shares [Member]
Common stock, par or stated value per share	$ 0.000005		$ 0.000005
Common Stock, shares authorized	1,000,000,000
Common stock, shares, issued	801,904,979
Common stock, shares, outstanding	801,904,979